Note 14 - Stock-based Compensation - Options Outstanding and Vested Stock Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of options outstanding (in shares)	185,500,550
Options outstanding, weighted average remaining contractual life (Year)	4 years 76 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.0714	$ 0.0692
Options exercisable, number exercisable and vested (in shares)	136,984,100
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.0814
Range 1 [Member]
Exercise price range, lower limit (in dollars per share)	0.0274
Exercise price range, upper limit (in dollars per share)	$ 0.0314
Number of options outstanding (in shares)	40,764,400
Options outstanding, weighted average remaining contractual life (Year)	6 years 80 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.0306
Options exercisable, number exercisable and vested (in shares)	18,157,950
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.0305
Range 2 [Member]
Exercise price range, lower limit (in dollars per share)	0.0338
Exercise price range, upper limit (in dollars per share)	$ 0.0506
Number of options outstanding (in shares)	36,130,500
Options outstanding, weighted average remaining contractual life (Year)	6 years 18 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.0452
Options exercisable, number exercisable and vested (in shares)	17,652,300
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.0469
Range 3 [Member]
Exercise price range, lower limit (in dollars per share)	0.0612
Exercise price range, upper limit (in dollars per share)	$ 0.075
Number of options outstanding (in shares)	35,317,750
Options outstanding, weighted average remaining contractual life (Year)	3 years 237 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.0666
Options exercisable, number exercisable and vested (in shares)	34,719,900
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.0665
Range 4 [Member]
Exercise price range, lower limit (in dollars per share)	0.0776
Exercise price range, upper limit (in dollars per share)	$ 0.1016
Number of options outstanding (in shares)	32,873,500
Options outstanding, weighted average remaining contractual life (Year)	4 years 36 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.0838
Options exercisable, number exercisable and vested (in shares)	26,039,550
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.0848
Range 5 [Member]
Exercise price range, lower limit (in dollars per share)	0.1122
Exercise price range, upper limit (in dollars per share)	$ 0.1636
Number of options outstanding (in shares)	40,414,400
Options outstanding, weighted average remaining contractual life (Year)	1 year 36 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.1301
Options exercisable, number exercisable and vested (in shares)	40,414,400
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.1301